Horizon Equity Premium Income Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 5.2%
Bank of America Corp.	29,850	$1,216,388
Citigroup, Inc.	8,360	523,670
JPMorgan Chase & Co. (c)	10,848	2,438,630
PNC Financial Services Group, Inc.	1,722	318,725
Truist Financial Corp.	5,976	265,693
US Bancorp	7,086	334,672
Wells Fargo & Co.	14,057	821,913
		5,919,691

Consumer Discretionary Products - 2.0%
DR Horton, Inc.	1,383	261,055
Ford Motor Co.	27,344	305,979
General Motors Co.	4,937	245,764
Lennar Corp., - Class A	1,392	253,428
Nike, Inc. - Class B	7,093	590,989
Tesla, Inc. (a)	2,875	615,566
		2,272,781

Consumer Discretionary Services - 2.1%
Las Vegas Sands Corp.	4,980	194,170
Marriott International, Inc. - Class A	1,182	277,404
McDonald's Corp.	3,475	1,003,094
Starbucks Corp.	6,511	615,745
Yum! Brands, Inc.	1,807	243,800
		2,334,213

Consumer Staple Products - 5.0%
Altria Group, Inc.	5,376	289,068
Coca-Cola Co.	16,303	1,181,478
Colgate-Palmolive Co.	1,139	121,303
Constellation Brands, Inc. - Class A	440	105,912
General Mills, Inc.	1,771	128,026
Hershey Co.	593	114,485
Keurig Dr Pepper, Inc.	3,431	125,609
Kimberly-Clark Corp.	787	113,847
Kraft Heinz Co.	3,451	122,269
Mondelez International, Inc. - Class A	2,933	210,619
PepsiCo, Inc.	5,209	900,532
Philip Morris International, Inc.	6,445	794,604
Procter & Gamble Co.	8,430	1,446,082
		5,653,834

Financial Services - 5.8%
American Express Co.	1,795	464,277
Ameriprise Financial, Inc.	248	111,461
Bank of New York Mellon Corp.	2,402	163,864
BlackRock, Inc.	557	502,308
Blackstone, Inc.	2,550	363,018
Capital One Financial Corp.	936	137,527
Charles Schwab Corp.	4,888	318,209
CME Group, Inc.	1,704	367,621
Goldman Sachs Group, Inc.	1,206	615,362
Intercontinental Exchange, Inc.	1,357	219,223
KKR & Co., Inc.	1,272	157,435
MasterCard, Inc. - Class A	1,641	793,161
Moody's Corp.	301	146,810
Morgan Stanley	7,173	743,195
S&P Global, Inc.	581	298,192
Visa, Inc. - Class A	4,308	1,190,602
		6,592,265

Health Care - 12.4%
Abbott Laboratories	1,403	158,918
AbbVie, Inc.	8,539	1,676,291
Amgen, Inc.	2,251	751,451
Becton Dickinson & Co.	879	213,078
Boston Scientific Corp. (a)	1,848	151,148
Bristol-Myers Squibb Co.	10,829	540,909
Cigna Group	935	338,292
CVS Health Corp.	6,266	358,666
Danaher Corp.	544	146,505
Elevance Health, Inc.	647	360,308
Eli Lilly & Co. (c)	1,653	1,586,913
Gilead Sciences, Inc.	6,120	483,480
HCA Healthcare, Inc.	557	220,344
Humana, Inc.	287	101,733
Intuitive Surgical, Inc. (a)	506	249,271
Johnson & Johnson	11,210	1,859,291
McKesson Corp.	211	118,388
Medtronic PLC	6,033	534,403
Merck & Co., Inc.	10,122	1,198,951
Pfizer, Inc.	3,853	111,775
Regeneron Pharmaceuticals, Inc. (a)	112	132,685
Stryker Corp.	933	336,272
Thermo Fisher Scientific, Inc.	610	375,193
UnitedHealth Group, Inc.	2,916	1,721,023
Vertex Pharmaceuticals, Inc. (a)	296	146,783
Zoetis, Inc.	1,123	206,059
		14,078,130

Industrial Products - 5.8%
3M Co.	2,235	301,032
Amphenol Corp. - Class A	5,379	362,814
Carrier Global Corp.	2,331	169,650
Caterpillar, Inc.	1,458	519,194
Deere & Co.	849	327,493
Eaton Corp. PLC	1,049	321,970
Emerson Electric Co.	1,830	192,864
General Dynamics Corp.	934	279,602
General Electric Co.	2,303	402,150
Honeywell International, Inc.	2,339	486,302
Illinois Tool Works, Inc.	1,084	274,447
Johnson Controls International PLC	2,366	172,363
L3Harris Technologies, Inc.	666	157,622
Lockheed Martin Corp.	1,003	569,804
Northrop Grumman Corp.	488	255,326
Otis Worldwide Corp.	1,221	115,617
PACCAR, Inc.	2,568	246,990
Parker-Hannifin Corp.	330	198,066
RTX Corp.	5,359	660,979
TE Connectivity, Ltd.	2,342	359,731
Trane Technologies PLC	549	198,551
		6,572,567

Industrial Services - 2.5%
Automatic Data Processing, Inc.	1,529	421,867
Cintas Corp.	203	163,439
CSX Corp.	5,508	188,759
FedEx Corp.	804	240,211
Paychex, Inc.	1,579	207,165
Republic Services, Inc.	777	161,779
Union Pacific Corp.	2,282	584,397
United Parcel Service, Inc. - Class B	4,182	537,596
United Rentals, Inc.	158	117,119
Waste Management, Inc.	1,138	241,302
		2,863,634

Insurance - 3.1%
Aflac, Inc.	1,669	184,191
Allstate Corp.	741	140,005
American International Group, Inc.	1,867	143,852
Aon PLC - Class A	372	127,864
Arthur J Gallagher & Co.	408	119,369
Berkshire Hathaway, Inc. - Class B (a)	3,096	1,473,448
Chubb Ltd.	1,070	304,073
Marsh & McLennan Cos., Inc.	1,273	289,620
MetLife, Inc.	2,554	197,884
Progressive Corp.	720	181,584
Prudential Financial, Inc.	1,432	173,501
Travelers Cos., Inc.	576	131,368
		3,466,759

Materials - 1.9%
Air Products & Chemicals, Inc.	900	250,965
DuPont de Nemours, Inc.	1,380	116,265
Ecolab, Inc.	682	172,669
Freeport-McMoRan, Inc.	3,751	166,094
Linde PLC	1,369	654,724
LyondellBasell Industries NV - Class A	1,632	161,078
Newmont Goldcorp Corp.	3,972	212,065
Nucor Corp.	673	102,235
PPG Industries, Inc.	846	109,752
Sherwin-Williams Co.	556	205,370
		2,151,217

Media - 8.0%
Airbnb, Inc. - Class A (a)	1,593	186,875
Alphabet, Inc. - Class A (c)	22,298	3,643,047
Booking Holdings, Inc.	102	398,742
Comcast Corp. - Class A	23,497	929,776
Meta Platforms, Inc. - Class A (c)	4,793	2,498,639
Netflix, Inc. (a)	941	659,970
Uber Technologies, Inc. (a)	3,125	228,531
Walt Disney Co.	5,872	530,712
		9,076,292

Oil & Gas - 3.8%
Chevron Corp.	7,014	1,037,721
ConocoPhillips	2,551	290,278
EOG Resources, Inc.	850	109,497
Exxon Mobil Corp.	17,887	2,109,593
Marathon Petroleum Corp.	665	117,785
Occidental Petroleum Corp.	1,804	102,792
ONEOK, Inc.	1,303	120,345
Phillips 66	800	112,248
Schlumberger, Ltd.	2,342	103,024
Valero Energy Corp.	753	110,488
Williams Cos., Inc.	2,596	118,819
		4,332,590

Retail & Wholesale - Discretionary - 5.1%
Amazon.com, Inc. (a) (c)	15,901	2,838,328
Home Depot, Inc.	4,335	1,597,447
Lowe's Cos., Inc.	2,391	594,164
Ross Stores, Inc.	1,569	236,307
TJX Cos., Inc.	4,306	504,965
		5,771,211

Retail & Wholesale - Staples - 2.3%
Archer-Daniels-Midland Co.	1,751	106,793
Costco Wholesale Corp.	591	527,397
Kroger Co.	2,126	113,124
Sysco Corp.	1,543	120,308
Target Corp.	806	123,818
Walmart, Inc. (c)	19,967	1,542,051
		2,533,491

Software & Tech Services - 11.3%
Accenture PLC - Class A	2,617	894,883
Adobe, Inc. (a)	1,006	577,856
International Business Machines Corp.	5,553	1,122,428
Intuit, Inc.	818	515,553
Microsoft Corp. (c)	15,834	6,604,995
Oracle Corp.	8,763	1,238,124
Palo Alto Networks, Inc. (a)	977	354,377
Roper Technologies, Inc.	577	319,895
Salesforce, Inc.	2,715	686,624
ServiceNow, Inc. (a)	521	445,455
		12,760,190

Tech Hardware & Semiconductors - 18.4%
Advanced Micro Devices, Inc. (a)	2,514	373,480
Analog Devices, Inc.	2,435	571,835
Apple, Inc. (c)	26,670	6,107,430
Applied Materials, Inc.	2,529	498,870
Arista Networks, Inc. (a)	1,036	366,102
Broadcom, Inc. (c)	14,720	2,396,710
Cisco Systems, Inc.	23,476	1,186,477
Corning, Inc.	8,025	335,846
Garmin, Ltd.	1,246	228,379
Hewlett Packard Enterprise Co.	15,674	303,605
HP, Inc.	9,967	360,606
KLA Corp.	527	431,840
Lam Research Corp.	479	393,264
Micron Technology, Inc.	3,411	328,275
Motorola Solutions, Inc.	965	426,569
NVIDIA Corp. (c)	38,991	4,654,356
QUALCOMM, Inc.	4,636	812,691
Texas Instruments, Inc.	4,805	1,029,904
		20,806,239

Telecommunications - 1.9%
T-Mobile US, Inc.	4,946	982,869
Verizon Communications, Inc.	28,512	1,191,231
		2,174,100

Utilities - 2.9%
American Electric Power Co., Inc.	2,470	247,691
Consolidated Edison, Inc.	1,470	149,293
Constellation Energy Corp.	568	111,726
Dominion Energy, Inc.	4,141	231,482
Duke Energy Corp.	3,616	412,043
Edison International	1,665	144,905
Exelon Corp.	4,796	182,680
NextEra Energy, Inc.	8,974	722,497
Public Service Enterprise Group, Inc.	2,076	167,637
Sempra	2,623	215,558
Southern Co.	5,048	436,147
WEC Energy Group, Inc.	1,396	129,870
Xcel Energy, Inc.	2,512	153,810
		3,305,339
TOTAL COMMON STOCKS (Cost $87,327,865)		112,664,543

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.14% (b)	716,250	716,250
TOTAL SHORT-TERM INVESTMENTS (Cost $716,250)		716,250

TOTAL INVESTMENTS - 100.1% (Cost $88,044,115)		113,380,793
Liabilities in Excess of Other Assets - (0.1)%		(67,483)
TOTAL NET ASSETS - 100.0%		$113,313,310

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b) (c)
The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $25,179,472, which is 22.22% of total net assets.

Horizon Equity Premium Income Fund
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index, Expiration: 09/05/2024; Exercise Price: $5,670.00	$(76,253,400)	(135)	$(184,950)
TOTAL WRITTEN OPTIONS (Premiums received $112,397)			(184,950)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Equity Premium Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$112,664,543	$–	$–	$112,664,543
Money Market Funds	716,250	–	–	716,250
Total Investments	$113,380,793	$–	$–	$113,380,793

Liabilities:
Investments:
Written Options	–	(184,950)	–	(184,950)
Total Investments	$–	$(184,950)	$–	$(184,950)

Refer to the Schedule of Investments for further disaggregation of investment categories.